SUPPLEMENT DATED NOVEMBER 2, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective January 2, 2003, the Small Cap Portfolio of the Dreyfus Variable Investment Fund is renamed the Developing Leaders Portfolio. All references to the Dreyfus Variable Investment Fund's Small Cap Portfolio are replaced by references to the Dreyfus Variable Investment Fund's Developing Leaders Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.